Statement of cash flows - Schedule of Reconciliation of Net Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	£ (6,191)	£ (6,177)	£ (5,042)
(Decrease)/increase in cash and cash equivalents	(51)	27	1
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	436	(98)	(147)
Issuance of term debt	(2,342)	(729)	(958)
Repayment of term debt	1,233	617	211
Repayment of leases	90	86	81
Change in net borrowings resulting from cash flows	(634)	(97)	(812)
Borrowings in acquired businesses	(3)	(6)	(12)
Remeasurement and derecognition of leases	(8)	(28)	(12)
Inception of leases	(24)	(60)	(28)
Fair value and other adjustments to borrowings and related derivatives	(4)	(94)	(25)
Exchange translation differences	(34)	271	(246)
Net borrowings at end of year	(6,898)	(6,191)	£ (6,177)
Cash and cash equivalents [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	138
(Decrease)/increase in cash and cash equivalents	(51)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	0
Change in net borrowings resulting from cash flows	(51)
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	0
Fair value and other adjustments to borrowings and related derivatives	0
Exchange translation differences	1
Net borrowings at end of year	88	138
Borrowings [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	(6,414)
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	436
Issuance of term debt	(2,342)
Repayment of term debt	1,233
Repayment of leases	105
Change in net borrowings resulting from cash flows	(568)
Borrowings in acquired businesses	(3)
Remeasurement and derecognition of leases	(8)
Inception of leases	(25)
Fair value and other adjustments to borrowings and related derivatives	(76)
Exchange translation differences	(29)
Net borrowings at end of year	(7,123)	(6,414)
Related derivative financial instruments [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	52
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	0
Change in net borrowings resulting from cash flows	0
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	0
Fair value and other adjustments to borrowings and related derivatives	72
Exchange translation differences	(5)
Net borrowings at end of year	119	52
Finance lease receivable [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	33
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	(15)
Change in net borrowings resulting from cash flows	(15)
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	1
Fair value and other adjustments to borrowings and related derivatives	0
Exchange translation differences	(1)
Net borrowings at end of year	£ 18	£ 33